Interest rate benchmark reform	6 Months Ended
Jun. 30, 2023
Interest Rate Benchmark Reform [Abstract]
Interest rate benchmark reform
Note 22: Interest rate benchmark reform
The Group continues to manage the transition to alternative benchmark rates under its Group-wide IBOR transition programme. Following the successful completion of industry events, including the two London Clearing House USD derivatives transition events in the second quarter, the Group has transitioned the substantial majority of its LIBOR products, with most of the remainder being USD uncleared derivatives that are due to transition under the ISDA protocol. The Group continues to work with customers to transition a small number of remaining contracts that are not subject to the above events and either have yet to transition or have defaulted to the relevant synthetic LIBOR benchmark in the interim.
While the volume of outstanding transactions impacted by IBOR benchmark reforms continues to reduce, the Group does not expect material changes to its risk management approach.